Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Land	$ 34	$ 53
Buildings and improvements	404	437
Machinery, equipment, furniture and fixtures	1,959	1,857
Leasehold improvements	376	337
Gross property, plant and equipment	2,773	2,684
Accumulated depreciation and amortization	(1,663)	(1,577)
Property, plant and equipment, net	$ 1,110	$ 1,107